BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
Airbus SE, ADR
(a)
................... 58,860 $ 1,970,633
BAE Systems plc, ADR
(a)
.............. 39,211 1,935,847
L3Harris Technologies, Inc. ............ 23,920 4,694,061
8,600,541
Automobile Components — 0.5%
Lear Corp. ....................... 11,663 1,626,872
Automobiles — 2.3%
General Motors Co. ................. 191,813 7,035,701
Banks — 10.3%
Citigroup, Inc. ..................... 193,871 9,090,611
Citizens Financial Group, Inc. .......... 126,220 3,833,301
First Citizens BancShares, Inc., Class A
(a)
.. 8,226 8,004,721
JPMorgan Chase & Co. .............. 28,160 3,669,530
Wells Fargo & Co. .................. 198,619 7,424,378
32,022,541
Broadline Retail — 1.5%
(b)
Alibaba Group Holding Ltd., ADR ........ 30,980 3,165,536
Amazon.com, Inc. .................. 15,860 1,638,180
4,803,716
Capital Markets — 1.4%
Carlyle Group, Inc. (The) .............. 143,060 4,443,444
Chemicals — 1.9%
Axalta Coating Systems Ltd.
(b)
.......... 196,050 5,938,355
Communications Equipment — 2.1%
Ciena Corp.
(a)(b)
.................... 56,060 2,944,271
Cisco Systems, Inc. ................. 68,159 3,563,012
6,507,283
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp. ................ 7,652 1,610,440
Dollar Tree, Inc.
(b)
................... 38,109 5,470,547
7,080,987
Containers & Packaging — 1.5%
Sealed Air Corp. ................... 101,911 4,678,734
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.
(a)
......... 139,979 5,443,783
Electric Utilities — 0.6%
American Electric Power Co., Inc. ........ 21,011 1,911,791
Financial Services — 3.6%
Apollo Global Management, Inc.
(a)
........ 23,048 1,455,712
Equitable Holdings, Inc. .............. 70,974 1,802,030
Fidelity National Information Services, Inc. .. 109,679 5,958,860
Visa, Inc., Class A .................. 9,070 2,044,922
11,261,524
Food Products — 2.9%
Kraft Heinz Co. (The) ................ 165,580 6,402,979
Mondelez International, Inc., Class A ...... 37,930 2,644,479
9,047,458
Ground Transportation — 0.5%
Union Pacific Corp. ................. 7,700 1,549,702
Health Care Equipment & Supplies — 7.8%
Baxter International, Inc. .............. 191,150 7,753,044
Koninklijke Philips NV, NYRS, ADR
(a)
...... 103,800 1,904,730
Medtronic plc ..................... 89,580 7,221,940
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 57,391 $ 7,414,917
24,294,631
Health Care Providers & Services — 8.5%
Cardinal Health, Inc. ................. 46,110 3,481,305
Cigna Group (The) .................. 26,502 6,772,056
Humana, Inc. ..................... 13,126 6,372,148
Laboratory Corp. of America Holdings ..... 30,244 6,938,579
Tenet Healthcare Corp.
(b)
.............. 50,370 2,992,985
26,557,073
Household Durables — 1.5%
Panasonic Holdings Corp. ............. 531,800 4,758,076
Insurance — 4.9%
American International Group, Inc. ....... 109,367 5,507,722
Fidelity National Financial, Inc., Class A .... 143,895 5,026,252
Prudential plc, ADR
(a)
................ 66,670 1,822,758
Willis Towers Watson plc .............. 12,000 2,788,560
15,145,292
Interactive Media & Services — 4.5%
(b)
Alphabet, Inc., Class A ............... 33,400 3,464,582
Meta Platforms, Inc., Class A ........... 49,230 10,433,806
13,898,388
IT Services — 2.5%
Cognizant Technology Solutions Corp., Class A 128,848 7,850,709
Machinery — 2.5%
Fortive Corp. ...................... 24,140 1,645,624
Komatsu Ltd.
(a)
.................... 247,900 6,154,152
7,799,776
Media — 2.6%
Comcast Corp., Class A .............. 170,468 6,462,442
Fox Corp., Class A
(a)
................. 48,370 1,646,998
8,109,440
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc. ..... 74,324 4,641,534
Oil, Gas & Consumable Fuels — 7.5%
BP plc, ADR ...................... 222,881 8,456,105
Enterprise Products Partners LP
(a)
....... 161,520 4,183,368
EQT Corp. ....................... 122,695 3,915,198
Hess Corp. ....................... 11,110 1,470,297
Shell plc ......................... 185,120 5,275,661
23,300,629
Personal Care Products — 2.0%
Unilever plc, ADR
(a)
................. 118,181 6,137,139
Pharmaceuticals — 4.5%
AstraZeneca plc ................... 11,281 1,563,031
Bayer AG (Registered) ............... 94,208 6,018,159
Sanofi, ADR
(a)
..................... 118,285 6,437,070
14,018,260
Professional Services — 2.9%
(a)
Dun & Bradstreet Holdings, Inc. ......... 310,950 3,650,553
SS&C Technologies Holdings, Inc. ....... 97,067 5,481,373
9,131,926
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 14,196 1,506,621

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 3.7%
Samsung Electronics Co. Ltd. .......... 129,080 $ 6,383,130
Western Digital Corp.
(b)
............... 135,390 5,100,141
11,483,271
Textiles, Apparel & Luxury Goods — 3.0%
(a)
Gildan Activewear, Inc. ............... 102,840 3,413,260
Ralph Lauren Corp., Class A ........... 50,021 5,835,950
9,249,210
Tobacco — 0.9%
British American Tobacco plc, ADR ....... 82,700 2,904,424
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B .... 33,487 1,552,072
Total Common Stocks — 97.8%
(Cost: $304,795,664) ............................. 304,290,903
Investment Companies
SPDR S&P Biotech ETF
(a)(b)
............ 42,120 3,209,965
Total Investment Companies — 1.0%
(Cost: $3,301,321) .............................. 3,209,965
Total Long-Term Investments — 98.8%
(Cost: $308,096,985) ............................. 307,500,868
Short-Term Securities
Money Market Funds — 12.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 3,502,211 3,502,211
SL Liquidity Series, LLC, Money Market Series,
5.01%
(e)
....................... 35,426,292 35,429,835
Total Short-Term Securities — 12.5%
(Cost: $38,937,430) .............................. 38,932,046
Total Investments — 111.3%
(Cost: $347,034,415 ) ............................. 346,432,914
Liabilities in Excess of Other Assets — (11.3)% ........... (35,127,648)
Net Assets — 100.0% ..............................
$ 311,305,266
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,055,906 $ 2,446,305
(a)
$ — $ — $ — $ 3,502,211 3,502,211 $ 26,267 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,043,206 10,381,599
(a)
— 13,287 (8,257) 35,429,835 35,426,292 48,134
(b)
—
$ 13,287 $ (8,257) $ 38,932,046 $ 74,401 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,600,541 $ — $ — $ 8,600,541
Automobile Components .................................. 1,626,872 — — 1,626,872
Automobiles .......................................... 7,035,701 — — 7,035,701
Banks ............................................... 32,022,541 — — 32,022,541
Broadline Retail ........................................ 4,803,716 — — 4,803,716
Capital Markets ........................................ 4,443,444 — — 4,443,444
Chemicals ............................................ 5,938,355 — — 5,938,355
Communications Equipment ................................ 6,507,283 — — 6,507,283
Consumer Staples Distribution & Retail ........................ 7,080,987 — — 7,080,987
Containers & Packaging .................................. 4,678,734 — — 4,678,734
Diversified Telecommunication Services ........................ 5,443,783 — — 5,443,783
Electric Utilities ........................................ 1,911,791 — — 1,911,791
Financial Services ...................................... 11,261,524 — — 11,261,524
Food Products ......................................... 9,047,458 — — 9,047,458
Ground Transportation ................................... 1,549,702 — — 1,549,702
Health Care Equipment & Supplies ........................... 24,294,631 — — 24,294,631
Health Care Providers & Services ............................ 26,557,073 — — 26,557,073
Household Durables ..................................... — 4,758,076 — 4,758,076
Insurance ............................................ 15,145,292 — — 15,145,292
Interactive Media & Services ............................... 13,898,388 — — 13,898,388
IT Services ........................................... 7,850,709 — — 7,850,709
Machinery ............................................ 1,645,624 6,154,152 — 7,799,776
Media ............................................... 8,109,440 — — 8,109,440
Multi-Utilities .......................................... 4,641,534 — — 4,641,534
Oil, Gas & Consumable Fuels ............................... 18,024,968 5,275,661 — 23,300,629
Personal Care Products .................................. 6,137,139 — — 6,137,139
Pharmaceuticals ....................................... 6,437,070 7,581,190 — 14,018,260
Professional Services .................................... 9,131,926 — — 9,131,926
Specialty Retail ........................................ 1,506,621 — — 1,506,621
Technology Hardware, Storage & Peripherals .................... 5,100,141 6,383,130 — 11,483,271
Textiles, Apparel & Luxury Goods ............................ 9,249,210 — — 9,249,210
Tobacco ............................................. 2,904,424 — — 2,904,424
Wireless Telecommunication Services ......................... 1,552,072 — — 1,552,072

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Investment Companies .................................... $ 3,209,965 $ — $ — $ 3,209,965
Short-Term Securities
Money Market Funds ...................................... 3,502,211 — — 3,502,211
$ 280,850,870 $ 30,152,209 $ — $ 311,003,079
Investments Valued at NAV
(a)
...................................... 35,429,835
$ —
$ 346,432,914
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
S&P Standard & Poor's
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)